Shareholder Report, Average Annual Return (Details)				12 Months Ended	60 Months Ended	69 Months Ended	70 Months Ended
	Oct. 01, 2019	Dec. 19, 2018	Dec. 03, 2018	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000206014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mesirow Enhanced Core Plus Fund, Institutional Shares
C000206013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mesirow Enhanced Core Plus Fund, Investor Shares
C000206016
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Mesirow High Yield Fund, Institutional Shares
C000206015
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Mesirow High Yield Fund, Investor Shares
C000206017
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mesirow Small Company Fund, Institutional Shares
C000206018
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mesirow Small Company Fund, Investor Shares
Without Sales Load [Member] | C000206014
Average Annual Return [Line Items]
Average Annual Return, Percent				12.16%	1.31%
Without Sales Load [Member] | C000206013
Average Annual Return [Line Items]
Average Annual Return, Percent				11.91%	1.06%
Without Sales Load [Member] | C000206016
Average Annual Return [Line Items]
Average Annual Return, Percent				13.80%	5.91%		6.36%
Without Sales Load [Member] | C000206015
Average Annual Return [Line Items]
Average Annual Return, Percent				13.43%	5.59%		6.09%
Without Sales Load [Member] | C000206017
Average Annual Return [Line Items]
Average Annual Return, Percent				25.99%	12.60%	12.89%
Without Sales Load [Member] | C000206018
Average Annual Return [Line Items]
Average Annual Return, Percent				25.71%	12.50%	12.81%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%	0.30%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%	0.30%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%	0.33%		1.99%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				11.57%	0.33%		1.99%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent				35.19%	15.26%	16.71%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent				35.19%	15.26%	16.71%
Bloomberg US Corporate High Yield Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield Bond Index (USD)
Average Annual Return, Percent				15.74%	4.72%		5.51%
Bloomberg US Corporate High Yield Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield Bond Index (USD)
Average Annual Return, Percent				15.74%	4.72%		5.51%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index (USD)
Average Annual Return, Percent				26.76%	9.39%	10.57%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index (USD)
Average Annual Return, Percent				26.76%	9.39%	10.57%